                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.):   [_]   is a restatement.
                                    [X]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Sankaty Advisors, LLC
Address:   111 Huntington Avenue
           Boston, Massachusetts 02199

Form 13F File Number:   028-11314

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jonathan S. Lavine
Title:   Manager
Phone:   (617) 516-2000

Signature, Place, and Date of Signing:

/s/ Jonathan S. Lavine                     Boston, MA                    8/18/08
----------------------                   -------------                   -------
      [Signature]                        [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number     Name
----------------------   ----
28-
   -------------------
[Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
Form 13F Information Table Entry Total:   21
Form 13F Information Table Value Total:   $155,738
                                          (thousands)

Explanatory Remarks:

The Reporting Manager is filing this amendment to include positions that were inadvertently excluded from its initial Form 13F for the quarter ended June 30, 2008, filed by the Reporting Manager on August 14, 2008 (the "Initial 13F"). This amendment also amends the totals reported on the Initial 13F, which are restated in the above Report Summary.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name

                             Sankaty Advisors, LLC.
                   Form 13F Information Table as of 6/30/2008

Column 1               Column 2       Column 3    Column 4   Column 5    Column 6    Column 7         Column 8
-----------------   --------------   ---------   ---------   --------   ----------   --------   --------------------
                                                                                                  Voting Authority
                                                               Value    Investment     Other    --------------------
Name of Issuer      Title of Class     Cusip       Shares    (x$1000)   Discretion   Managers   Sole   Shared   None
-----------------   --------------   ---------   ---------   --------   ----------   --------   ----   ------   ----
SMTC CORP               COM NEW      832682207      77,160     $  174     (OTHER)                                 X
VONAGE HLDGS CORP       COM          92886T201   2,695,824     $4,475     (OTHER)                                 X